Earnings (Loss) Per Share (Details) - Stock Options [Member] - ¥ / shares	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
(Loss) Income Per Share [Line Items]
Weighted average ordinary shares	7,180	3,590
Exercisable stock options (in Yuan Renminbi per share)